Subsequent events	12 Months Ended
Dec. 31, 2025
Subsequent events
Subsequent events

27. Subsequent events

On March 24, 2026, subsequent to the balance sheet date of December 31, 2025, the Company’s board of directors has approved a share repurchase program under which the Company is authorized to purchase up to US$1.0 billion of its Class A ordinary shares and/or American depositary shares for the period from the approval date up to March 31, 2027 (the “Share Repurchase Program”). Repurchases under the program may be made from time to time through open market transactions at prevailing market prices, in block trades and/or through other legally permissible means, depending on the market conditions and in accordance with applicable rules and regulations. The Company’s board of directors will review the Share Repurchase Program periodically, and may authorize adjustments of its terms and size or suspend or discontinue the program. In March 2026, the Company repurchased a total of 2,928,100 Class A Ordinary Shares at an aggregate consideration of HK$201,901 on the HKEX and a total of 698,938 ADSs at an aggregate consideration of US$12,348 on the Nasdaq.